Earnings Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Common Share	Earnings Per Common Share
We present basic and diluted earnings per common share. Basic earnings per common share is calculated by dividing the net income by the weighted average number of common shares outstanding. Diluted earnings per common share reflect the potential dilution of earnings that would occur if all “in the money” securities to issue common shares were exercised.
The following schedule summarizes the information used to compute earnings per common share for the years ended
December 31, 2025, 2024 and 2023:

(in thousands, except per share data)	2025	2024	2023

Net income	$424,880	$83,591	$341,303

Weighted average number of common shares used to compute basic earnings per common share	217,219	222,619	228,146
Dilutive effect of outstanding stock options and restricted stock units	1,661	2,098	2,473
Weighted average number of common shares used to compute diluted earnings per common share	218,880	224,717	230,619

Outstanding stock options and awards having no dilutive effect, not included in above calculation	50	26	1
Outstanding warrants having no dilutive effect, not included in above calculation	—	9,531	17,562

Basic earnings per common share	$1.96	$0.38	$1.50
Diluted earnings per common share	$1.94	$0.37	$1.48
For purposes of considering the 2027 Notes, 2031 Notes and the 2032 Notes, as discussed further in Note 16 "Debt," in determining diluted earnings per common share, only an excess of the conversion value over the principal amount would have a dilutive impact using the treasury stock method. Since the 2027 Notes, 2031 Notes and the 2032 Notes were out of the money and anti-dilutive during the period from January 1, 2023 through December 31, 2025, they were excluded from the diluted earnings per common share calculations in 2023, 2024 and 2025.